Schedule of age of trade and other receivables (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	₨ 6,038,004	₨ 5,052,387
Trade and other receivables, impairment	469,763	415,144	₨ 452,046
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	3,272,429	2,546,036
Trade and other receivables, impairment	1,816	5,092
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	1,218,710	922,095
Trade and other receivables, impairment	4,439	1,844
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	277,439	526,338
Trade and other receivables, impairment	1,709	1,053
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	1,269,426	1,057,918
Trade and other receivables, impairment	₨ 461,799	₨ 407,155